File No. 333-04931

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 5

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

       The First Trust Special Situations Trust Series 150
                   REAL ESTATE TRUST, SERIES 1
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  May 1, 2001
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 150
REAL ESTATE TRUST, SERIES 1

3,607,087 UNITS



PROSPECTUS

Part One
Dated April 30, 2001

NOTE:Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Real Estate Trust, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by publicly traded real estate investment trusts, known as REITs. At March 16, 2001, each Unit represented a 1/3,607,087 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.095% of the net amount invested) excluding income and principal cash. At March 16, 2001, the Public Offering Price per Unit was $8.0507 (see "Public Offering" in Part
Two). The minimum purchase is $2,000 ($1,000 for Individual Retirement Accounts or other retirement plans).

   Please retain all parts of this Prospectus for future reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          NIKE SECURITIES L.P.
                               Sponsor

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 150
REAL ESTATE TRUST, SERIES 1

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001


Sponsor:             Nike Securities L.P.
Evaluator:           First Trust Advisors L.P.
Trustee:             The Chase Manhattan Bank

GENERAL INFORMATION

NUMBER OF UNITS                                                     3,607,087

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST PER UNIT               1/3,607,087

PUBLIC OFFERING PRICE:
  Aggregate Value of Securities in the Portfolio                  $28,200,628
  Aggregate Value of Securities per Unit                              $7.8182
  Income and Principal Cash in the Portfolio                        $(32,365)
  Income and Principal Cash per Unit                                 $(.0090)
  Sales Charge 3.095% (3.0% of Public Offering Price,
    excluding income and principal cash)                               $.2416
  Public Offering Price per Unit                                      $8.0507

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER UNIT
  ($.2416, less than the Public Offering Price per Unit)              $7.8091

DATE TRUST ESTABLISHED                                          June 20, 1996

MANDATORY TERMINATION DATE                                  September 1, 2002

Evaluator's Annual Fee: $2,500 per year. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open. Supervisory fee payable to an affiliate of the sponsor: Maximum of $.0035 per Unit outstanding annually.
Bookkeeping and administrative expenses payable to the sponsor: Maximum of $.0005 per Unit outstanding annually.
Annual amortization of organization and offering costs: $4,602 annually Trustee's Annual Fee: $.0074 per unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the
  Capital Account will be made monthly payable on the fifteenth day of the month to unit holders of record on the first day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date:  First day of each month.
Income Distribution Date:  Fifteenth day of each month.
A  unit   holder  who  owns  at  least  2,500  units  may  request  an  "in-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in
Part Two.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust Special Situations Trust, Series 150, Real Estate Trust, Series 1:

We have audited the accompanying statement of assets and liabilities of The First Trust Special Situations Trust, Series 150, Real Estate Trust, Series 1 (the "Trust"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended December 31, 1999 and 1998 have been audited by other auditors whose report, dated April 7, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 150, Real Estate Trust, Series 1 at December 31, 2000, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 150
REAL ESTATE TRUST, SERIES 1

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000


ASSETS

SECURITIES, AT MARKET VALUE (Cost, $32,223,752) (Note 1)   $ 28,527,115

DIVIDENDS RECEIVABLE                                            285,352

CASH                                                             51,399

RECEIVABLE FROM INVESTMENT TRANSACTIONS                         143,612

UNAMORTIZED DEFERRED ORGANIZATION AND OFFERING COSTS              2,142
                                                           ------------
TOTAL ASSETS                                               $ 29,009,620
                                                           ============


LIABILITIES AND NET ASSETS

LIABILITIES:
  Accrued liabilities                                      $      2,505
  Unit redemptions payable                                      182,229
                                                           ------------
                                                                184,734

NET ASSETS, APPLICABLE TO 3,761,677 OUTSTANDING UNITS OF
  FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets (Note 1)                              32,223,752
  Net unrealized depreciation (Note 2)                       (3,696,637)
  Distributable funds                                           297,771
                                                           ------------
                                                             28,824,886
                                                           ------------
TOTAL LIABILITIES AND NET ASSETS                           $ 29,009,620
                                                           ============
NET ASSET VALUE PER UNIT                                   $     7.6628
                                                           ============

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 150
REAL ESTATE TRUST, SERIES 1

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000


Number of                                                          Market
 Shares                  Name of Issuer of Equity Securities       Value

               RETAIL:
58,748         CBL & Associates Properties, Inc.                  $ 1,487,088
104,262        Glimcher Realty Trust                                1,303,275
58,875         Simon Property Group                                 1,413,000

               MULTIFAMILY:
87,990         Associated Estates Realty Corporation                  709,463
59,657         Camden Property Trust                                1,998,510
50,447         Equity Residential Properties Trust                  2,790,375
40,477         Essex Property Trust, Inc.                           2,216,116
60,084         Gables Residential Trust                             1,682,352
10,157   (a)   Wellsford Real Property Trust                          159,973

               OFFICE/INDUSTRIAL:
57,258         First Industrial Realty Trust                        1,946,772
63,634         Liberty Property Trust                               1,817,578

               HEALTH CARE:
81,722         HRPT Properties Trust                                  618,063
158,808        Healthcare Realty Trust                              3,374,670
53,548         National Health Investors, Inc.                        394,916
62,480         Omega Healthcare Investors, Inc.                       238,236
17,165         Omega Worldwide, Inc.                                   41,848
7,595          Senior Housing Properties Trust                         70,732

               HOTEL:
147,277        Equity Inns, Inc.                                      911,350
68,976         Hospitality Properties Trust                         1,560,582

               DIVERSIFIED:
59,306         Eastgroup Properties                                 1,326,972

               TRIPLE NET LEASE:
135,929        Commercial Net Lease Realty                          1,384,845
54,876         Istar Financial Inc.
               (formerly know as Starwood Financial Inc.)           1,080,399
                                                                  -----------

                TOTAL INVESTMENTS                                 $28,527,115
                                                                  ===========

         (a) The number of shares reflects the effect of a one for two reverse stock split.

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 150
REAL ESTATE TRUST, SERIES 1

STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                         2000         1999          1998
DIVIDENDS                                            $3,028,421  $ 4,439,738   $  5,147,718

EXPENSES:
  Trustee's fees and related expenses                   (46,021)     (52,448)       (66,527)
  Evaluator's fees                                       (2,500)      (2,500)        (2,500)
  Supervisory fees                                      (14,771)     (18,187)       (23,298)
  Administrative fees                                    (2,111)      (2,835)        (3,328)
  Amortization of organization and offering costs        (4,602)      (4,602)        (4,602)
                                                     ----------  -----------   ------------

           Total expenses                               (70,005)     (80,572)      (100,255)
                                                     ----------  -----------   ------------

           Investment income - net                    2,958,416    4,359,166      5,047,463

NET GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)                           (2,011,220)  (1,115,589)       135,576
  Change in net unrealized appreciation
    or depreciation                                   4,677,338   (7,320,665)   (16,719,785)
                                                     ----------  -----------   ------------

                                                      2,666,118   (8,436,254)   (16,584,209)
                                                     ----------  -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $5,624,534  $(4,077,088)  $(11,536,746)
                                                     ==========  ============  =============


See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 150
REAL ESTATE TRUST, SERIES 1

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                      2000          1999          1998
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS:
  Investment income - net                             $ 2,958,416   $  4,359,166  $  5,047,463
  Net realized gain (loss) on investments              (2,011,220)    (1,115,589)      135,576
  Change in net unrealized appreciation or
depreciation
    on investments                                      4,677,338     (7,320,665)  (16,719,785)
                                                     ------------   -----------    -----------

                                                        5,624,534     (4,077,088)  (11,536,746)

UNIT REDEMPTIONS
  (967,218, 943,398 and 1,070,777 units in
  2000, 1999 and 1998, respectively)                   (7,199,598)    (8,051,886)  (11,862,337)

DISTRIBUTIONS TO UNIT HOLDERS:
  Investment income - net                              (3,197,661)    (4,433,435)   (5,014,651)
  Principal from investment transactions               (3,517,478)         -             -
                                                     ------------   -----------    -----------

                                                       (6,715,139)    (4,433,435)   (5,014,651)

TOTAL INCREASE (DECREASE) IN NET ASSETS                (8,290,203)   (16,562,409)  (28,413,734)

NET ASSETS:
  Beginning of year (representing
    4,728,895, 5,672,293 and 6,743,070 units
outstanding at
    December 31, 1999, 1998 and 1997, respectively)    37,115,089     53,677,498    82,091,232
                                                     ------------   -----------    -----------

  End of year (including distributable funds
applicable to
    Trust units of $297,771, $603,508 and $816,145 at
    December 31, 2000, 1999 and 1998, respectively)  $28,824,886    $ 37,115,089   $ 53,677,498
                                                     ===========    ===========    ============

TRUST UNITS OUTSTANDING AT END OF YEAR                 3,761,677       4,728,895      5,672,293
                                                     ===========    ===========    ============

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 150
REAL ESTATE TRUST, SERIES 1

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Real Estate Trust, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by publicly traded real estate investment trusts, known as REITs.

     Security Valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities, L.P. (the "Sponsor").

     Dividend Income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

     Security Cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

     Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

     Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0074 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, beginning in 1998, the Evaluator received an annual fee of $2,500; previously, the Evaluator's fee was based on $.0017 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

     Organization and Offering Costs - The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $23,008, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.   NET UNREALIZED DEPRECIATION

     An analysis of net unrealized depreciation at December 31, 2000 follows:

        Unrealized depreciation                            $(8,059,673)
        Unrealized appreciation                              4,363,036
                                                           -----------

        Total                                              $(3,696,637)
                                                           ============

3.   OTHER INFORMATION

     Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a sales charge of 3.9% of the public offering price which is equivalent to approximately 4.058% of the net amount invested.

     Distributions to Unit Holders - Income distributions to unit holders are made monthly on the fifteenth day of each month to unit holders of record on the first day of each month. Capital distributions to unit holders, if any, are made on the fifteenth day of each month to unit holders of record on the first day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

     Selected Data for a Unit of the Trust Outstanding Throughout Each Year - Dividends, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each year. Distributions to unit holders of Investment income - net and Principal from investment transactions per unit reflect the Trust's actual distributions during the period.

                                                            Year Ended December 31
                                                       2000        1999        1998
     Dividends                                         $ .7174     $ .8271      $.8326
     Expenses                                           (.0166)     (.0150)     (.0162)
                                                       -------     -------     -------

     Investment income - net                             .7008       .8121        .8164

     Distributions to unit holders:
       Investment income - net                          (.7533)     (.8259)      (.8095)
       Principal from investment transactions           (.8147)        -           -

     Net gain (loss) on investments                      .6814     (1.6007)     (2.7180)
                                                       -----       --------    --------

     Total increase (decrease) in net assets            (.1858)    (1.6145)    ( 2.7111)

     Net assets:
       Beginning of year                                7.8486      9.4631      12.1742
                                                       -----       --------    --------

       End of year                                     $7.6628     $7.8486     $ 9.4631
                                                       =======     =======     =======

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 150
REAL ESTATE TRUST, SERIES 1

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE


                                            PROSPECTUS


SPONSOR:                                      Nike Securities L.P.
                                              1001 Warrenville Road
                                              Lisle, Illinois  60532
                                              (800) 621-1675

TRUSTEE:                                      The Chase Manhattan Bank
                                              4 New York Plaza, 6th Floor
                                              New York, New York  10004-2413

LEGAL COUNSEL                                 Chapman and Cutler
TO SPONSOR:                                   111 West Monroe Street
                                              Chicago, Illinois  60603

LEGAL COUNSEL                                 Carter, Ledyard & Milburn
TO TRUSTEE:                                   2 Wall Street
                                              New York, New York  10005

INDEPENDENT                                   Deloitte & Touche LLP
AUDITORS:                                     180 North Stetson Avenue
                                              Chicago, Illinois  60601

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25
3,883 UNITS



PROSPECTUS
Part One
Dated April 26, 2000

NOTE:     Part One of this Prospectus may not be distributed unless
accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes, but may be subject to state and local taxes. Capital gains, if any, are subject to tax.


The Trust
The First Trust of Insured Municipal Bonds, Series 25 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes under existing law. At March 16, 2000, each Unit represented a 1/3,883 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price
The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 4.8% of the Public Offering Price (5.042% of the amount invested). At March 16, 2000, the Public Offering Price per Unit was $416.57 plus net interest accrued to date of settlement (three business days after such date) of $1.85, $1.85 and $7.99 for the monthly, quarterly and semiannual distribution plans, respectively (see "Market for Units" in Part Two).

 Please retain all parts of this Prospectus for future reference.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                       NIKE SECURITIES L.P.
                                     Sponsor

Estimated Current Return and Estimated Long-Term Return Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.74% per annum on March 16, 2000, and 5.65% and 5.69% under the monthly and quarterly distribution plans, respectively. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 4.97% per annum on March 16, 2000, and 4.87% and 4.91% under the monthly and quarterly distribution plans, respectively. Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.














INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust
of Insured Municipal Bonds, Series 25:

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust of Insured Municipal Bonds, Series 25 as of December 31, 2000, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 20001999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust of Insured Municipal Bonds, Series 25 at December 31, 20001999, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States.







________April 7, 20010









THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


1. SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the "Evaluator"), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above (see Note 3).

   Security Cost - The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, May 3, 1977. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

   Federal Income Taxes - The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

   Expenses of the Trust - In addition to insurance coverage acquired by the Trust (see Note 3), the Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $1.24, $.98 and $.69 per $1,000 principal amount of bonds for those portions of the Trust under the monthly, quarterly and semi-annual distribution plans, respectively. Additionally, a fee of $35 per week is payable to the Evaluator and the Trust pays all related expenses of the Trustee and recurring financial reporting costs.

2. UNREALIZED APPRECIATION AND DEPRECIATION

   An analysis of net unrealized appreciation at December 31, 2000 follows:



3. INSURANCE

   The issuer of one bond issue in the Trust acquired insurance coverage which provides for the payment, when due, of all principal and interest on those bonds (see Note (c) to portfolio); the Trust has acquired similar insurance coverage on all other bonds in its portfolio. While insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business, insurance coverage acquired by the Trust is effective only while the bonds are owned by the Trust and, in the event of disposition of such a bond by the Trustee, the insurance terminates as to such bond on the date of disposition. Annual insurance premiums payable by the Trust in future years, assuming no change in the portfolio, would be $1,955.

   The valuation of bonds does not include any amount attributable to the insurance acquired by the Trust as there has been no default in the payment of principal or interest on the bonds in the portfolio as of the date of these financial statements and, in the opinion of the Sponsor, the bonds are being quoted in the market at a value which does not reflect a significant risk of such default. If, in the future, the value of specific bonds were to include an amount attributable to the insurance acquired by the Trust, (a) it is the present intent of the Sponsor to instruct the Trustee not to dispose of such bonds and (b) under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of unit holders to redeem their units.

4. OTHER INFORMATION

   Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.5% of the public offering price which is equivalent to approximately 4.712% of the net amount invested.

   Distributions of Net Interest Income - Distributions of net interest income to unit holders are made monthly, quarterly or semiannually. Such income distributions per unit, on an accrual basis, were as follows:





                              ******
THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE



                                   PROSPECTUS


SPONSOR:                      Nike Securities L.P.
                              1001 Warrenville Road
                              Lisle, Illinois  60532
                              (800) 621-1675

TRUSTEE:                      The Chase Manhattan Bank
                              4 New York Plaza, 6th Floor
                              New York, New York  10004-2413

LEGAL COUNSEL                 Chapman and Cutler
TO SPONSOR:                   111 West Monroe Street
                              Chicago, Illinois  60603

LEGAL COUNSEL                 Carter, Ledyard & Milburn
TO TRUSTEE:                   2 Wall Street
                              New York, New York  10005

INDEPENDENT                   Ernst & Young LLP
AUDITORS:                     Sears Tower
                              233 South Wacker Drive
                              Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


            FORM 2215S--RECORD OF REPORT ISSUANCE
General                    4120

Name of     NIKE SECURITIES LP
client

Name of reporting entity (if    The First Trust of Insured
other than client)              Municipal Bonds, Series 25

Service authorization     NIK-0228
no. (incl. div.)

SIC code (of
reporting entity)

Client (DUNS) no.
(optional)

                                 Yes              No

       Public entity?* Client:

             Reporting entity:

       SEC Engagement? Client:

             Reporting entity:

Description of report document (including date and periods covered by report)



Date of report

Date report issued

AAPMS paragraph from which the report was developed (If no AAPMS reference is available, indicate source used to develop report)



Working Paper Review (Names of individuals)
                                            Special
Primar             Overrid                  :
y:                 ing:                     (GEN
                                            630)

Report and Related Client Presentation (Name of individual
and initials to indicate completion)
                                    Concurri
Drafted                      ng
by:                          Review
                             by:
                                  Final Report
Reference                Document
s                        Checked
Checked                  by:(optional)
by:

             Manager___________
Primary      _                   Report
Review                           Signed
by:          Partner___________  by:
             --

Proofread by:
(If typed by our Report
Department)

Name(s) and title(s) of client's representative(s) with whom the report and related client presentations were reviewed, date of review, and by whom



To Be Completed by the Audit Client Service Partner
                                            Ye    No    N/
                                            s           A
Has greater than normal engagement risk been identified? If the answer to the above question was "yes," has the Professional Practice Director (or designee) concurred in our response to the greater than normal engagement risk as required by AAPMS AUD 03? Have you considered the requirements under "Client Continuance Considerations" in AAPMS GEN 201 and tentatively concluded that we should continue to serve this client? Where required, was a preissuance/prefiling review of the report performed by National Office (SEC Services) (see AAPMS GEN
630)? Where required, was a special review of the working papers performed (see AAPMS GEN 630)?

Concurring Review Information
Has the following information been submitted with the report draft to the Concurring Reviewer when the report concerns our audit of, or accounting services with respect to, a client's financial statements or other presentation (see AAPMS AUD 26)?

                              Yes    N/A       Comments
Prior-year financial statements and related auditors' or accountants' report Audit planning memorandum(s) or equivalent documentation concerning identified audit risks, our planned audit responses thereto, and our preliminary determination of materiality Form 1210S, Assessment of Fraud, Control Environment, and Engagement Risk Summary evaluation of misstatements Explanations of "no" answers to Audit Supervision and Review Questionnaires (Forms 1910S and 2315S) Explanations of "no" answers to Form 2224S, Questionnaire Concerning Compliance With Accounting Pronouncements Explanations of "no" answers to any applicable SEC questionnaire or checklist (Forms 2411) Memorandum(s) (1) concerning significant issues affecting financial statements (including documentation of any consultations on accounting, auditing, or reporting matters), (2) describing other significant accounting, auditing, and reporting matters, and (3) concerning any noncompliance of the financial statements with professional pronouncements or, where applicable, regulatory requirements Audit summary memorandum Appropriately signed, dated, and tailored management representation letter(s)

To Be Completed by the Concurring Reviewer        Ye    N/
                                                  s     A
If the financial statements relate to an SEC engagement, do you have previous experience as an audit Client Service Partner on an SEC engagement? If much greater than normal engagement risk has been identified or this is our first audit, did you review the audit planning memorandum or equivalent documentation concerning engagement risks and risks at the account and potential- error level, our audit responses thereto, and our preliminary determination of materiality, prior to the completion of significant interim fieldwork? (Indicate the date of the review____________________) Did you discuss significant accounting, auditing, and financial reporting matters with the audit Client Service Partner? Did you discuss the audit engagement team's identification and audit of high-risk transactions and account balances? Did you review documentation of the resolution of significant accounting, auditing, and financial reporting matters, including documentation of consultation with firm personnel or resources external to the firm's organization? If uncertainty exists about the client's ability to continue as a going concern, have you challenged the conclusions of the engagement team in compliance with AAPMS AUD 26? Did you confirm with the audit Client Service Partner that there are no significant unresolved matters?

In connection with performing the concurring review of the report described above, I have read the financial statements (or other financial information) and our report thereon and have performed an objective review of the matters that I considered to be the significant accounting, auditing, and reporting considerations. My review was performed in accordance with AAPMS AUD 26 and included appropriate discussions with the audit Client Service Partner and a review of the documents described above and of any additional working papers that I considered necessary in the circumstances. All significant matters arising as a result of this concurring review have been resolved to my satisfaction. Based on all of the relevant facts and circumstances of which I have knowledge, there are no matters that have come to my attention that would cause me to believe:

o _____ That the client's financial statements covered by the firm's audit report are not in conformity with generally accepted accounting principles (or other comprehensive basis of accounting) in all material respects (or if not in conformity with such basis, that our auditors' report has not been appropriately modified)

o _____ That the audit was not performed in accordance with generally accepted auditing standards.
Signature of
Concurring                              Dat
Reviewer                                e

To Be Completed by the Audit Client Service Partner I have reviewed this Record of Report Issuance and I am satisfied that all the necessary reviews have been completed and there are no pending evidential matters, subsequent events, or other matters to be considered before issuance of the report.
Signature of
audit Client                            Dat
Service                                 e
Partner

Distribution of Report Copies
                                         Method    No of
     To Whom             Address           of      Copies
                                        Delivery






Others (attach listing) To this office (including copy for Report Archive File) Total



o _____ A public entity is defined as follows: any entity (a) whose securities trade in a public market either on a stock exchange (domestic or foreign) or in the over-the-counter market, including securities quoted only locally or regionally, (b) that makes a filing with a regulatory agency in preparation for the sale of any class of its securities in a public market, or (c) a subsidiary, corporate joint venture, or other entity controlled by an entity covered by (a) or (b).





                        REAL ESTATE TRUST SERIES

               The First Trust(R) Special Situations Trust

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated April 30, 2001                            PART ONE AND PART TWO

The Trusts. The Trusts consist of a diversified portfolio of common stocks issued by publicly traded equity real estate investment trusts, known as REITs. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for potential capital appreciation and potential dividend income by investing a Trust's portfolio in common stocks issued by publicly traded equity real estate investment trusts ("Equity Securities"). Additionally, the Trusts allow individual investors the opportunity to invest in the real estate market in a more affordable, practical and liquid alternative to purchasing individual properties. There is, of course, no guarantee that the objective of the Trusts will be achieved.

Federal Tax Status of Unit Holders. Notwithstanding anything to the contrary in Part Two of the Prospectus, the following discussion is limited to investors who own Units of the Real Estate Trust Series, which Trusts are structured to qualify as regulated investment companies for Federal tax purposes.

Each Trust, which is an association taxable as a corporation under the Internal Revenue Code, intends to elect and qualify on a continuing basis for special Federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). If a Trust so qualifies and timely distributes to Unit holders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its long-term capital gain over its net short-term capital loss), it will not be subject to Federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unit holders. In addition, to the extent a Trust distributes to Unit holders at least 98% of its taxable income (including any net capital gain), it will not be subject to the 4% excise tax on certain undistributed income of "regulated investment companies." Each Trust intends to timely distribute its taxable income (including any net capital gains) to avoid the imposition of Federal income tax or the excise tax.

In any taxable year of a Trust, the distributions of each Trust's income, other than distributions which are designated as capital gain dividends, will be taxable as ordinary income to the Unit holders, except that, to the extent that distributions to a Unit holder in any year exceed a Trust's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce the Unit holder's basis in his Units, and to the extent that they exceed his basis, will be treated as a gain from the sale of his Units as discussed below. Distributions from a Trust will not be eligible for the dividends received deduction for corporations. Although distributions generally will be treated as distributed when paid, distributions declared in October, November or December, payable to Unit holders of record on a specified date in one of those months and paid during January of the following year will be treated as having been distributed by a Trust (and received by the Unit holders) on December 31 of the year such distributions are declared.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Distributions of a Trust's net capital gain which are properly designated as capital gain dividends by the Trust will be taxable to Unit holders as long-term capital gain, regardless of the length of time the Units have been held by a Unit holder. A Unit holder may recognize a taxable gain or loss if the Unit holder sells or redeems his or her Units. Any gain or loss arising from (or treated as arising from) the sale or redemption of Units will generally be a capital gain or loss, except in the case of a dealer or financial institution. For taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is generally subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). For tax years beginning after December 31, 2000, the 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property with a holding period of more than five years. However, the reduction of the 20% rate to 18% applies only if the holding period for the property begins after December 31, 2000. Therefore, you will not be eligible for the 18% capital gain rate on assets for which your holding period began before January 1, 2001. However, if you are an individual, you may elect to treat certain assets you hold on January 1, 2001 as having been sold for their fair market value on the next business day after January 1, 2001 for purposes of this holding period requirement. If you make this election for an asset, the asset would be eligible for the 18% rate if it is held by you for more than five years after this deemed sale. If you make this election, you must recognize any gain from this deemed sale, but any loss is not recognized. However, capital gain realized from assets held more than one year that is considered unrecaptured section 1250 gain is taxed at a maximum marginal stated tax rate of 25%. Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the Unit. In the case of capital gains dividends, the determination of which portion of the capital gain dividend, if any, that may be treated as long term gain from property held for more than five years eligible for the 18% (or 8%) tax rate or that may be subject to the 25% tax rate will be made based on regulations prescribed by the United States Treasury. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

Note that, if a Unit holder holds Units for six months or less and subsequently sells such Units at a loss, the loss will be treated as a long-term capital loss to the extent that any long-term capital gain distribution is made with respect to such Units during the six-month period or less that the Unit holder owns the Units. Distributions in partial liquidation reflecting the proceeds of prepayments, redemptions, maturities (including monthly mortgage payments of principal) or sales of Securities (exclusive of net capital gain) will not be taxable to Unit holders of such Trust to the extent that they represent a return of capital for tax purposes. The portion of distributions which represents a return of capital will, however, reduce a Unit holder's basis in his or her Units, and to the extent they exceed the basis of his Units will be taxable as a capital gain.

The Code includes other provisions that treat certain other transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisers with regard to any such constructive sales rules.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are "conversion transactions." Unit holders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in Units.

Under the Code, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law do not include expenses incurred by a Trust as long as the Units of a Trust are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the Units of a Trust are held by fewer than 500 persons, additional taxable income may be realized by the individual and Unit holders in excess of the distributions received from a Trust.

Each Unit holder of a Trust shall receive an annual statement describing the tax status of the distributions paid by a Trust.

Each Unit holder will be requested to provide the Unit holder's taxpayer identification number to the Trustee and to certify that the Unit holder has not been notified that payments to the Unit holder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unit holder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by a Trust will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons. Such persons should consult their tax advisors.

As discussed in "Rights of Unit holders-How May Units be Redeemed?", under certain circumstances a Unit holder who owns at least 2,500 Units may request an In Kind Distribution upon the redemption of Units or the termination of a Trust. Unit holders electing an In Kind Distribution of shares of the Securities should be aware that the exchange is subject to taxation and Unit holders will recognize gain or loss based on the value of the Securities received.

A Unit holder who is a foreign investor (i.e., an investor other than a United States citizen or resident or a United States corporation, partnership, estate or trust) should be aware that, generally, subject to applicable tax treaties, distributions from a Trust which constitute dividends for Federal income tax purposes (other than dividends which a Trust designates as capital gain dividends) will be subject to United States income taxes, including withholding taxes. However, distributions received by a foreign investor from a Trust that are designated by that Trust as capital gain dividends should not be subject to United States Federal income taxes, including withholding taxes, if all of the following conditions are met: (i) the capital gain dividend is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and (iii) the foreign investor provides all certification which may be required of his or her status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee and refiled every three calendar years thereafter). Foreign investors should consult their tax advisors with respect to United States tax consequences of ownership of Units. Units in a Trust and Trust distributions may also be subject to state and local taxation and Unit holders should consult their tax advisors in this regard.

Distributions reinvested into additional Units of a Trust will be taxed to a Unit holder in the manner described above (i.e., as ordinary income, long-term capital gain or as a return of capital).

The Federal tax status of each year's distributions will be reported to Unit holders and to the Internal Revenue Service. The foregoing discussion relates only to the Federal income tax status of a Trust and to the tax treatment of distributions by a Trust to United States Unit holders. Units in a Trust and Trust distributions may also be subject to state and local taxation and Unit holders should consult their tax advisor in this regard.

Investment in a Trust may be particularly well suited for purchase by funds and accounts of individual investors that are exempt from Federal income taxes such as Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. (See "Why are Investments in the Trust Suitable for Retirement Plans?")

Portfolio. The Trusts consist of different issues of Securities issued by publicly traded equity real estate investment trusts, known as REITs, and which are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market.

A REIT is a corporation or business trust which combines the capital of many investors to acquire real estate. REITs make investments in a diverse array of real estate, from shopping centers and office buildings to apartment complexes, hotels, hospitals and healthcare facilities. Investors can enjoy the benefits of a diversified portfolio managed by real estate professionals, receive income from rents, and achieve capital appreciation if the properties are sold at a profit. In addition, REITs are traded on major stock exchanges, making them more liquid than a direct investment in real estate.

REITs do not pay Federal corporate income tax and often are excluded from state taxation. This advantaged tax treatment means there is no double taxation of income to the shareholders. REITs are legally required to distribute 95% of net income and dividends to investors, in this case, the Trusts. Distributions from the Trusts will consist of ordinary income, capital gains and/or return of principal. The amount of these distributions will vary, according to the type of distribution that is made.

All REITs selected for these Trusts were listed NYSE or Nasdaq securities and had an average capitalization of $400 million at the Initial Date of Deposit. This assures daily liquidity of Trust Units which is a key benefit not generally available with direct ownership of real estate.

The Sponsor believed, as of the Initial Date of Deposit, that the Trusts offer a vehicle for investors to participate financially in the real estate market through a diversified portfolio. The diversification of assets in the Trusts, however, does not eliminate the risk of loss always inherent in the ownership of securities.

Each Trust's portfolio seeks to provide greater diversification in several respects: each REIT in a portfolio is operated by a different management team; various regions of the country, each with its own economic conditions and cycles, are represented in the Trusts' portfolios; and different REITs specialize in different sectors, such as apartment complexes, office buildings, shopping malls, industrial parks and hotels.

An investment in the Trusts should be made with an understanding of the risks inherent in an investment in REITs specifically and in real estate generally (in addition to securities market risks). Generally, these include economic recession, the cyclical nature of real estate markets, competitive overbuilding, unusually adverse weather conditions, changing demographics, changes in governmental regulations (including tax laws and environmental, building, zoning and sales regulations), increases in real estate taxes or costs of material and labor, the inability to secure performance guarantees or insurance as required, the unavailability of investment capital and the inability to obtain construction financing or mortgage loans at rates acceptable to builders and purchasers of real estate. Additional risks include an inability to reduce expenditures associated with a property (such as mortgage payments and property taxes) when rental revenue declines, and possible loss upon foreclosure of mortgaged properties if mortgage payments are not paid when due.

REITs are financial vehicles that have as their objective the pooling of capital from a number of investors in order to participate directly in real estate ownership or financing. REITs are generally fully integrated operating companies that have interests in income-producing real estate. REITs are differentiated by the types of real estate properties held and the actual geographic location of properties and fall into two major categories: equity REITs emphasize direct property investment, holding their invested assets primarily in the ownership of real estate or other equity interests, while mortgage REITs concentrate on real estate financing, holding their assets primarily in mortgages secured by real estate. REITs obtain capital funds for investment in underlying real estate assets by selling debt or equity securities in the public or institutional capital markets or by bank borrowing. Thus, the returns on common equities of the REITs in which a Trust invests will be significantly affected by changes in costs of capital and, particularly in the case of highly "leveraged" REITs (i.e., those with large amounts of borrowings outstanding), by changes in the level of interest rates. The objective of an equity REIT is to purchase income-producing real estate properties in order to generate high levels of cash flow from rental income and a gradual asset appreciation, and they typically invest in properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities.

REITs are a creation of the tax law. REITs essentially operate as a corporation or business trust with the advantage of exemption from corporate income taxes provided the REIT satisfies the requirements of Sections 856 through 860 of the Internal Revenue Code. The major tests for tax-qualified status are that the REIT (i) be managed by one or more trustees or directors, (ii) issue shares of transferable interest to its owners, (iii) have at least 100 shareholders, (iv) have no more than 50% of the shares held by five or fewer individuals, (v) invest substantially all of its capital in real estate related assets and derive substantially all of its gross income from real estate related assets and (vi) distributed at least 95% of its taxable income to its shareholders each year. If any REIT in a Trust's portfolio should fail to qualify for such tax status, the related shareholders (including the Trust) could be adversely affected by the resulting tax consequences.

The underlying value of the Securities and a Trust's ability to make distributions to Unit holders may be adversely affected by changes in national economic conditions, changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics, increased competition from other properties, obsolescence of property, changes in the availability, cost and terms of mortgage funds, the impact of present or future environmental legislation and compliance with environmental laws, the ongoing need for capital improvements, particularly in older properties, changes in real estate tax rates and other operating expenses, regulatory and economic impediments to raising rents, adverse changes in governmental rules and fiscal policies, dependency on management skill, civil unrest, acts of God, including earthquakes and other natural disasters (which may result in uninsured losses), acts of war, adverse changes in zoning laws, and other factors which are beyond the control of the issuers of the REITs in a Trust.

The value of the REITs may at times be particularly sensitive to devaluation in the event of rising interest rates. Equity REITs are less likely to be affected by interest rate fluctuations than mortgage REITs and the nature of the underlying assets of an equity REIT may be considered more tangible than that of a mortgage REIT. Equity REITs are more likely to be adversely affected by changes in the value of the underlying property it owns than mortgage REITs.

REITs may concentrate investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The impact of economic conditions on REITs can also be expected to vary with geographic location and property type. Investors should be aware the REITs may not be diversified and are subject to the risks of financing projects. REITs are also subject to defaults by borrowers, self-liquidation, the market's perception of the REIT industry generally, and the possibility of failing to qualify for pass-through of income under the Internal Revenue Code, and to maintain exemption from the Investment Company Act of 1940. A default by a borrower or lessee may cause the REIT to experience delays in enforcing its right as mortgagee or lessor and to incur significant costs related to protecting its investments. In addition, because real estate generally is subject to real property taxes, the REITs in a Trust may be adversely affected by increases or decreases in property tax rates and assessments or reassessments of the properties underlying the REITs by taxing authorities. Furthermore, because real estate is relatively illiquid, the ability of REITs to vary their portfolios in response to changes in economic and other conditions may be limited and may adversely affect the value of the Units. There can be no assurance that any REIT will be able to dispose of its underlying real estate assets when advantageous or necessary.

The issuer of REITs generally maintains comprehensive insurance on presently owned and subsequently acquired real property assets, including liability, fire and extended coverage. However, certain types of losses may be uninsurable or not be economically insurable as to which the underlying properties are at risk in their particular locales. There can be no assurance that insurance coverage will be sufficient to pay the full current market value or current replacement cost of any lost investment. Various factors might make it impracticable to use insurance proceeds to replace a facility after it has been damaged or destroyed. Under such circumstances, the insurance proceeds received by a REIT might not be adequate to restore its economic position with respect to such property.

Under various environmental laws, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability whether or not the owner or operator caused or knew of the presence of such hazardous or toxic substances and whether or not the storage of such substances was in violation of a tenant's lease. In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner's ability to borrow using such real property as collateral. No assurance can be given that one or more of the REITs in a Trust may not be presently liable or potentially liable for any such costs in connection with real estate assets they presently own or subsequently acquire while such REITs are held in a Trust.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

Number of Units         Discount       Sales Charge
_______________         ________       ___________

10,000 to 24,999        0.90%          4.00%
25,000 to 49,999        1.90%          3.00%
50,000 to 99,999        2.90%          2.00%
100,000 or more         3.65%          1.25%

Sales will be made to dealers and other selling agents at prices which reflect a concession or agency commission of 65% of the maximum sales charge.

Any such reduced sales charge shall be the responsibility of the party making the sale. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale, in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and broker/dealers, banks or other selling agents and their subsidiaries, the sales charge is reduced by 3.75% of the Public Offering Price. In addition, Unit holders of any utility trusts or any other trusts with similar objectives to such trusts can exchange any Units they hold of such trusts for Units of the Trusts subject only to a sales charge of 3.9% of the Public Offering Price. Investors should contact their broker to see if they are eligible for this discount.

Investors who purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed may purchase Units at the Public Offering Price less the concession the Sponsor typically would allow such broker/dealer.

How May Units be Redeemed? Unit holders electing a distribution of shares of Securities should be aware that the transaction is subject to taxation and Unit holders will recognize gain based on the appreciation in value of the Securities received. See "Federal Tax Status of Unit Holders."

How May Securities be Removed from a Trust? The Sponsor will instruct the Trustee to dispose of certain Securities and to take such further action as may be needed from time to time to ensure that the Trusts continue to satisfy the qualifications of a regulated investment company, including the requirements with respect to diversification under Section 851 of the Internal Revenue Code. Except as stated under "Portfolio-What are Some Additional Considerations for Investors?" in Part Two of the Prospectus for Failed Obligations, the acquisition by the Trusts of any securities or other property other than the Securities is prohibited.

                        Real Estate Trust Series

               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Special Situations Trust Series 150 REAL ESTATE TRUST, SERIES 1, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on April 27, 2001.

                     The First Trust Special Situations Trust
                       Series 150
                     REAL ESTATE TRUST, SERIES 1
                                    (Registrant)
                     By NIKE SECURITIES L.P.
                                    (Depositor)


                     By Robert M. Porcellino
                        Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )    April 27, 2001
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )    Robert M. Porcellino
                                          )    Attorney-in-Fact**


* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2

                  INDEPENDENT AUDITORS CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of The First Trust Special Situations Trust Series of our report dated April 16, 2001 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.



Chicago, Illinois
April 27, 2001